Schedule of Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Purchase price		€ 9,220
Cumulative depreciation	€ (12,316)	(1,949)
Property plant and equipment net Beginning	10,922	7,271
Investments	36,000	6,176
Depreciation	(7,842)	(2,525)
Depreciation	7,842	2,525
Property plant and equipment net Ending	39,080	10,922
Purchase price	36,000	6,176
Purchase price	51,396
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Purchase price		1,431
Cumulative depreciation	(890)	(328)
Property plant and equipment net Beginning	817	1,103
Investments
Depreciation	(276)	(286)
Depreciation	276	286
Property plant and equipment net Ending	541	817
Purchase price	1,431
Office equipment [member]
IfrsStatementLineItems [Line Items]
Purchase price		7,789
Cumulative depreciation	(6,776)	(1,621)
Property plant and equipment net Beginning	10,105	6,168
Investments		6,176
Depreciation	(2,916)	(2,239)
Depreciation	2,916	2,239
Property plant and equipment net Ending	7,189	10,105
Purchase price	13,965
Autonomous special vehicles [member]
IfrsStatementLineItems [Line Items]
Purchase price
Cumulative depreciation	(4,650)
Property plant and equipment net Beginning
Investments	36,000
Depreciation	(4,650)
Depreciation	4,650
Property plant and equipment net Ending	31,350
Purchase price	€ 36,000